Income Taxes - Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
January 1,	$ 6,910	$ 3,986	$ 2,008
Additions - Charged	1,649	2,924	1,731
Other			247
December 31,	$ 8,559	$ 6,910	$ 3,986